Accrued Expenses And Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Accrued Liabilities Current [Abstract]
Components of Accrued Expenses and Other Current Liabilities

The components of accrued expenses and other current liabilities were as follows:

	As of December 31,
	2017	2018
	RMB	RMB
Salary and welfare payable	178,078	216,671
Refund liabilities (Note a)	—	92,960
Accrued expenses	50,941	48,447
Consideration payable in connection with business acquisitions	68,199	48,128
Advance from third parties (Note b)	23,802	79,500
Other tax payable	9,578	23,264
Payables for purchase of property, plant and equipment	1,253	1,332
Others	18,595	5,321
	350,446	515,623

Note a:	Refund liabilities represented estimated amounts of service fee collected that is subject to refund to the customers related to K-12 tutoring services and study abroad tutoring services.
Note b:	ZMN Education entered into loan agreements with two individuals in 2013 and 2015 at the amount of RMB10,000 and RMB13,802, respectively, which were fully repaid as of December 31, 2018.
8.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES-continued

In 2018, Puxin Education entered into loan agreements amounted to RMB29,500 with a third party, the annual interest rate ranged from 8.2% to 9% and the term of the loans was 12 months, Taiyuan Puxin Arts and Mr. Yunlong Sha were joint guarantors under the loan agreements. Taiyuan Puxin Arts also entered into loan agreements amounting of RMB50,000 with the third party, the annual interest rate ranged from 8.2% to 8.8% and the term of the loans was 6 months, Puxin Education and Mr. Yunlong Sha were joint guarantors under the loan agreements.

Puxin Education entered into four other loan agreements in a total amount of RMB60,000 with third parties. The annual interest rates ranged from nil to 5.655% and the terms of the loans ranged from 1 month to 3 months. For one of the loans amounted to RMB30,000, Mr. Yunlong Sha was guarantor under the loan agreement. The four loans are fully repaid as of December 31, 2018.

For the year ended December 31, 2018, the Group recognized interest expense of RMB2,433 for the loans.